Receivables - Summary of Accounts and Notes Receivables (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 18,820	$ 19,001	$ 19,571
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	10,254	10,344	10,910
Wholesale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	8,529	8,611	8,611
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 37	$ 46	$ 50